Shares (Details) - Tradeweb Markets LLC - shares	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class A common stock
Shares
Number of Vested Shares Issued	146,333
Class C common stock
Shares
Number of Vested Shares Issued	447
Class P(A) Shares
Shares
Number of Vested Shares Issued	6,887
Class P(C) Shares
Shares
Number of Vested Shares Issued	2
Class P-1(A) Shares
Shares
Number of Vested Shares Issued	6,094
Class P-1(C) Shares
Shares
Number of Vested Shares Issued	232
Successor | Recapitalization
Shares
Number of Vested Shares Issued, Recapitalization		222,222,197
Successor | Class A common stock
Shares
Number of Vested Shares Issued		146,333
Successor | Class A common stock | Recapitalization
Shares
Number of Vested Shares Issued, Recapitalization		203,245,361
Successor | Class C common stock
Shares
Number of Vested Shares Issued		447	447
Successor | Class C common stock | Recapitalization
Shares
Number of Vested Shares Issued, Recapitalization		612,431
Successor | Class P(A) Shares
Shares
Number of Vested Shares Issued		6,887
Successor | Class P(A) Shares | Recapitalization
Shares
Number of Vested Shares Issued, Recapitalization		9,565,659
Successor | Class P(C) Shares
Shares
Number of Vested Shares Issued		2	2
Successor | Class P(C) Shares | Recapitalization
Shares
Number of Vested Shares Issued, Recapitalization		2,520
Successor | Class P-1(A) Shares
Shares
Number of Vested Shares Issued		6,094
Successor | Class P-1(A) Shares | Recapitalization
Shares
Number of Vested Shares Issued, Recapitalization		8,464,589
Successor | Class P-1(C) Shares
Shares
Number of Vested Shares Issued		232	232
Successor | Class P-1(C) Shares | Recapitalization
Shares
Number of Vested Shares Issued, Recapitalization		322,637
Predecessor | Class A common stock
Shares
Number of Vested Shares Issued				146,333
Predecessor | Class A common stock | Recapitalization
Shares
Number of Vested Shares Issued, Recapitalization				203,245,361
Predecessor | Class C common stock
Shares
Number of Vested Shares Issued			447	447	504	528
Predecessor | Class C common stock | Recapitalization
Shares
Number of Vested Shares Issued, Recapitalization				621,431
Predecessor | Class P(A) Shares
Shares
Number of Vested Shares Issued				6,887
Predecessor | Class P(A) Shares | Recapitalization
Shares
Number of Vested Shares Issued, Recapitalization				9,565,659
Predecessor | Class P(C) Shares
Shares
Number of Vested Shares Issued			2	2	2	2
Predecessor | Class P(C) Shares | Recapitalization
Shares
Number of Vested Shares Issued, Recapitalization				2,520
Predecessor | Class P-1(C) Shares
Shares
Number of Vested Shares Issued			232	0	0	0